Accumulated Other Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accumulated Other Comprehensive Income
Balance at beginning of the year	¥ 187,241,607		¥ 117,770,911
Balance at end of the year	313,313,124	$ 42,923,722	187,241,607	¥ 75,114,547
Cumulative effect of change in accounting principle
Accumulated Other Comprehensive Income
Balance at end of the year				(2,316,324)
Balance
Accumulated Other Comprehensive Income
Balance at end of the year				72,798,223
Accumulated other comprehensive income
Accumulated Other Comprehensive Income
Balance at beginning of the year	4,723,760		3,322,238
Other comprehensive income/(loss)	3,100,785		1,401,522
Balance at end of the year	7,824,545	1,071,958	4,723,760	(2,519,900)
Accumulated other comprehensive income | Cumulative effect of change in accounting principle
Accumulated Other Comprehensive Income
Balance at beginning of the year			5,706,042
Other comprehensive income/(loss)				136,096
Balance at end of the year				136,096
Accumulated other comprehensive income | Balance
Accumulated Other Comprehensive Income
Balance at beginning of the year			3,322,238
Balance at end of the year				(2,383,804)
Foreign currency translation difference
Accumulated Other Comprehensive Income
Balance at beginning of the year	4,673,388
Other comprehensive income/(loss)	2,605,982		1,332,984
Balance at end of the year	7,279,370	997,269	4,673,388	(2,519,900)
Foreign currency translation difference | Cumulative effect of change in accounting principle
Accumulated Other Comprehensive Income
Balance at beginning of the year			5,724,208
Other comprehensive income/(loss)				136,096
Foreign currency translation difference | Balance
Accumulated Other Comprehensive Income
Balance at beginning of the year			3,340,404
Balance at end of the year				¥ (2,383,804)
Net change in unrealized (losses)/gains on available-for- sale debt securities
Accumulated Other Comprehensive Income
Balance at beginning of the year	50,372
Other comprehensive income/(loss)	494,803		68,538
Balance at end of the year	¥ 545,175	$ 74,689	50,372
Net change in unrealized (losses)/gains on available-for- sale debt securities | Cumulative effect of change in accounting principle
Accumulated Other Comprehensive Income
Balance at beginning of the year			(18,166)
Net change in unrealized (losses)/gains on available-for- sale debt securities | Balance
Accumulated Other Comprehensive Income
Balance at beginning of the year			¥ (18,166)